Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements in Relation to Loss Allowance for Contract Assets, Accounts Receivable and Other Receivables (Detail) - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	$ 13,170,873
Financial assets ending balance	15,034,220	$ 13,170,873
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(120)	(117)	$ (114)
Provision for impairment loss	(109)	(3)	(3)
Financial assets ending balance	(229)	(120)	(117)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(1,910)	(1,620)	(1,351)
Provision for impairment loss	(759)	(290)	(269)
Financial assets ending balance	(2,669)	(1,910)	(1,620)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets beginning balance	(16)	(10)	(18)
Provision for impairment loss	(29)	(6)
Reversal of impairment loss			8
Financial assets ending balance	$ (45)	$ (16)	$ (10)